Summary Prospectus

FundX Future Fund Opportunities ETF (FFOX)

June 10, 2025

Before you invest, you may want to review the FundX Future Fund Opportunities ETF's (the “Fund” or the “Future Fund Opportunities ETF”) prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.fundxetfs.com. You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com. The Fund’s Prospectus and Statement of Additional Information, both dated June 10, 2025, are incorporated by reference into this Summary Prospectus.
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.20%
Total Annual Fund Operating Expenses[1]	1.00%
Fee Waivers and/or Expense Reimbursements[2]	0.00%
Total Annual Fund Operating Expenses (after expense waivers/reimbursements)	1.00%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 The Advisor has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Advisor may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2026 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of waived fees and/or reimbursed expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$102	$318
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively managed ETF that, under normal market conditions, will invest in equity securities of companies that the Advisor and Sub-Advisor (the “Advisors”) believe to be best positioned to take advantage of long-term megatrends. Long-term megatrends are driven by changes in technology, consumer preferences, demographics, and environmental sustainability, which can lead to significant increases in their markets, earnings trajectories, and market capitalizations. As part of the investment process, the Advisors seek to identify potential opportunities created by changes in technology, consumer preferences, demographics, regulatory, environmental and supply/demand dynamics that unfold over long periods of time (“secular trends”) and the companies that can significantly benefit and profit from such trends. Through a proprietary research driven process, the Advisors analyze companies across sectors and secular trends or “themes” (e.g., green energy, online shopping or cybersecurity) to try to identify for investment those companies it believes to be “thematic winners” (companies that the Advisors believe can benefit from positive secular trends or “themes”) with reasonable valuations. The Advisors will sell a security when it believes the outlook for outperformance has deteriorated.
The Fund will invest its assets in U.S. exchange-listed equity securities and American Depositary Receipts (ADRs) of small to mid-capitalization companies (companies with market capitalizations less than $25 billion). The equity securities in which the Fund may invest include common stock, preferred stock, exchange traded funds and convertible securities. ADRs are U.S. issued and denominated securities or pools of securities of a foreign issuer. The Fund may invest in foreign securities listed on foreign exchanges. The Fund’s investments in foreign equity securities will be in both developed and emerging markets.
The Advisors anticipate using a long-term approach to investing that typically results in low to moderate portfolio turnover. The Advisors, however, may increase portfolio turnover, depending upon market conditions.
The Fund may lend portfolio securities to brokers, dealers, and other financial organizations that meet capital and other credit requirements or other criteria established by the Board of Trustees. Loans, if and when made, may not exceed 33 1/3% of the total assets of the Fund (including the collateral for the loan). Cash collateral may be invested in short-term investments, including repurchase agreements and money market funds that meet the requirements of Rule 2a-7 of the Investment Company Act of 1940 (the “1940 Act”). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Fund may increase the amount of income received by payments from the borrow when lending securities.
Principal Risks
An investment in the Fund entails risk. The Fund cannot guarantee that it will meet its investment objective. Since the price of the underlying ETFs that the Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment:
ETF Risk - The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk - The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. To the extent that the transaction fees charged for redemptions of creation units is insufficient to cover the Fund’s transaction costs of selling portfolio securities, the Fund’s performance could be negatively impacted.
•Costs of Buying or Selling Shares - Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV - As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading - Although shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
Market Risk – Market risk is the risk that the value of Fund’s shares will fluctuate based on the performance of the securities held by the securities it owns. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
Small- and Mid-Capitalization Companies Risk. Small- and mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established, have limited resources, products and markets, and be less liquid.
New Fund Risk. The Fund is recently organized with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Management Risk – Management risk describes the Fund’s ability to meet its investment objective based on the Advisors’ success or failure to implement investment strategies for the Fund.
Emerging Markets Risk – In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income and whose economies or some sectors of their economies are seen to be rapidly expanding and engaging aggressively with global markets. The Fund considers emerging markets countries to be those contained in the MSCI Emerging Markets Index. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity. Additional risks of emerging markets include differences in nationalization, embargo, expropriation and acts of war. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions; such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The Fund may be required to establish special custody or other arrangements before making certain investments in those countries.
Foreign Securities Risk – The Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
Sector Emphasis Risk – The Fund may have particular emphasis in one or more sectors, subjecting that Underlying ETF to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
Securities Lending Risk - There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money.
Depositary Receipt Risk - The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Performance
The Fund is new and therefore does not have performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.fundxetfs.com.
Investment Advisor
One Capital Management, LLC (the “Advisor”) is the investment advisor to the Fund.
Investment Sub-Advisor
The Future Fund LLC (the “Sub-Advisor”) is the investment sub-advisor to the Fund.
Portfolio Managers

Name	Title	Managed the Fund Since
Gary Black	Portfolio Manager	May 2025 (the Fund’s inception)
David Kalis	Portfolio Manager	May 2025 (the Fund’s inception)
Purchase and Sale of Fund Shares
Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of shares called Creation Units, principally in-kind, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. When buying or selling the Fund’s shares on the Exchange, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.fundxetfs.com.
Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay for account servicing and the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.